Summary of Significant Accounting Policies - Schedule of Reconciliation of Liabilities Measured at Fair Value (Details) - Warrant Liability [Member] - Level 3 [Member]	3 Months Ended
Mar. 31, 2021 USD ($)
Balance, December 31, 2020
Issuance of warrants	94,876,535
Change in fair value	(36,381,542)
Exercise of warrants	(259,427)
Balance, March 31, 2021	$ 58,235,566